ACCOUNTS PAYABLE AND OTHER (Tables)	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of accounts payable and other

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Current
Accounts payable	$3,380	$3,250
Accrued and other liabilities (1) (2)	2,578	3,405
Lease liabilities	209	199
Financial liabilities	264	371
Insurance liabilities	411	398
Work in progress (3)	368	382
Provisions and decommissioning liabilities	212	835
Liabilities associated with assets held for sale (4)	763	1,710
Total current (5)	$8,185	$10,550
Non-current
Accounts payable	$111	$87
Accrued and other liabilities (2)	2,592	1,973
Lease liabilities	611	729
Financial liabilities	172	1,321
Insurance liabilities	1,589	1,427
Work in progress (3)	42	36
Provisions and decommissioning liabilities	464	568
Total non-current (5)	$5,581	$6,141
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(1)Includes bank overdrafts of $2 million as at June 30, 2025 (December 31, 2024: $19 million).
(2)Includes post-employment benefits of $220 million ($7 million current and $213 million non-current) as at June 30, 2025 and $204 million ($6 million current and $198 million non-current) as at December 31, 2024.
(3)See Note 15 for additional information.
(4)Liabilities associated with assets held for sale as at June 30, 2025 includes the partnership’s returnable plastic packaging operation and the non-core home finance lending business of the partnership’s Indian non-bank financial services operation. Liabilities associated with assets held for sale as at December 31, 2024 included the partnership’s offshore oil services’ shuttle tanker operation, which was disposed in January 2025. See Note 8 for additional information.
(5)Reflects the deconsolidation of the partnership’s healthcare services operation. See Note 16(b)(i) for additional information.